GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets:
Long-lived assets:	$ 6,428	$ 6,498	$ 6,338
UK [Member]
Long-lived assets:
Long-lived assets:	4,297	4,192	4,009
Israel [Member]
Long-lived assets:
Long-lived assets:	2,017	2,135	2,135
Other [Member]
Long-lived assets:
Long-lived assets:	$ 114	$ 171	$ 194